Key management personnel compensation	12 Months Ended
Dec. 31, 2017
Key management personnel compensation
25. Key management personnel compensation
Key management personnel consists of directors, executive officers, vice presidents and the Bisha Mine General Manager. Long-term incentives consist of RSUs, PSUs and DSUs.
	2017	2016
Salaries, directors’ fees and other short-term benefits	$6,710	$6,507
Share-based payments	1,530	1,205
Long-term incentives	4,318	6,395
Total key management personnel compensation	$12,558	$14,107